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                                THE DIRECTOR M
                              DIRECTOR M PLATINUM
                           AMSOUTH VARIABLE ANNUITY M
                             THE DIRECTOR M SELECT
                            THE HUNTINGTON DIRECTOR M
                             FIFTH THIRD DIRECTOR M
                            FIRST HORIZON DIRECTOR M
                             WELLS FARGO DIRECTOR M
                              CLASSIC DIRECTOR M
                               DIRECTOR M ULTRA

                             SEPARATE ACCOUNT THREE
                         HARTFORD LIFE INSURANCE COMPANY

                              FILE NO. 333-119414

  SUPPLEMENT DATED DECEMBER 12, 2005 TO THE PROSPECTUS DATED NOVEMBER 1, 2005

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              SUPPLEMENT DATED DECEMBER 12, 2005 TO YOUR PROSPECTUS

The following is added to the disclosure in Section 7 ("State Variations") of your prospectus:

    o  NEW YORK AND WASHINGTON - If you elect The Hartford's
       Lifetime Income Builder, the Fixed Accumulation Feature is not available.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-5337